Document and Entity Information	Feb. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001475922
Document Type	8-K
Document Period End Date	Feb. 11, 2025
Entity Registrant Name	Primerica, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34680
Entity Tax Identification Number	27-1204330
Entity Address, Address Line One	1 Primerica Parkway
Entity Address, City or Town	Duluth
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30099
City Area Code	770
Local Phone Number	381-1000
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	PRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false